Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41801
Entity Registrant Name	Cheche Group Inc.
Entity Central Index Key	0001965473
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8/F, Desheng Hopson Fortune Plaza
Entity Address, Address Line Two	13-1 Deshengmenwai Avenue
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Class A ordinary shares, $0.00001 par value per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.00001 par value per share
Trading Symbol	CCG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCGWW
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	61,725,369
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	18,596,504
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8/F, Desheng Hopson Fortune Plaza
Entity Address, Address Line Two	13-1 Deshengmenwai Avenue
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
City Area Code	(86)
Local Phone Number	10 5083-0911
Contact Personnel Name	Lei Zhang